Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended								1 Months Ended								12 Months Ended															12 Months Ended										12 Months Ended							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Special Mention	Dec. 31, 2014 Substandard	Dec. 31, 2014 Doubtful	Dec. 31, 2014 Loss	May 31, 2011 Kunshan Jingzhao Equity Investment Management Co., Ltd. USD ($)	May 31, 2011 Kunshan Jingzhao Equity Investment Management Co., Ltd. CNY	Nov. 30, 2012 Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd USD ($)	Nov. 30, 2012 Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd CNY	Feb. 28, 2013 Wanjia Win-Win Assets Management Co., Ltd. USD ($)	Feb. 28, 2013 Wanjia Win-Win Assets Management Co., Ltd. CNY	Jul. 31, 2013 Wuhu Bona Film Investment Management Limited USD ($)	Jul. 31, 2013 Wuhu Bona Film Investment Management Limited CNY	Dec. 31, 2014 Short-term Loans	Dec. 31, 2014 Internet Finance Business	Dec. 31, 2014 Fund Managers	Dec. 31, 2014 Other Businesses	Dec. 31, 2012 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2011 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2010 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2014 Gopher Asset Management Co., Ltd. fund Investment	Dec. 31, 2013 Gopher Asset Management Co., Ltd. Investment fund	Dec. 31, 2012 Gopher Asset Management Co., Ltd. Investment	Dec. 31, 2014 Newly Established Gopher Asset Management Co., Ltd. Investment fund	Dec. 31, 2013 Newly Established Gopher Asset Management Co., Ltd. Investment fund	Dec. 31, 2012 Newly Established Gopher Asset Management Co., Ltd. Investment	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Credit Concentration Risk Net Revenue	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Credit Concentration Risk Net Revenue	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Credit Concentration Risk Net Revenue	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Credit Concentration Risk Net Income (Loss)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Credit Concentration Risk Net Income (Loss)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Credit Concentration Risk Net Income (Loss)	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary Credit Concentration Risk Total Assets	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Credit Concentration Risk Total Assets	Dec. 31, 2014 Minimum	Dec. 31, 2012 Minimum Tianjin Gefei Asset Management Co., Ltd	Dec. 31, 2014 Minimum CHINA	Dec. 31, 2014 Maximum	Dec. 31, 2012 Maximum Tianjin Gefei Asset Management Co., Ltd	Dec. 31, 2014 Maximum Gopher Asset Management Co., Ltd. Real Estate Funds	Dec. 31, 2013 Maximum Gopher Asset Management Co., Ltd. Real Estate Funds	Dec. 31, 2014 Maximum Gopher Asset Management Co., Ltd. Private Equity Funds Products	Dec. 31, 2013 Maximum Gopher Asset Management Co., Ltd. Private Equity Funds Products	Dec. 31, 2014 Maximum CHINA
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders	$ 3,600,000			27,000,000
Interest-free loans agreements expiry date	2023-12
Concentration risk, percentage																																37.10%	21.20%	8.30%	67.00%	36.30%	5.10%	34.00%	30.70%
Ownership percentage in affiliate to represent influence																																								20.00%
Number of private equity funds the company invested																					1	6	4	16	3	2
Equity Interest ownership									40.00%	40.00%	15.00%	15.00%	35.00%	35.00%	15.00%	15.00%								100.00%																	0.60%			4.80%	1.70%	2.30%	5.00%	5.00%
Number of real estate funds the company invested																								14	75	38	14	75	38
Number of secondary market equity funds the company invested																								15	2
Number of fixed income funds the company invested																											12	8
Capital Injected in to a joint venture									600,000	4,000,000	600,000	3,800,000	3,500,000	21,000,000	100,000	800,000
Income (loss) from equity in affiliates	2,200,504	1,191,833	617,361
Investments in affiliates	35,817,261	14,742,364																												39,662,915	18,893,396
Capitalized software development costs, amortization period																																								2 years			4 years
Non-controlling interests	14,028,321	10,769,789
Net income attributable to non-controlling interests	2,806,078	1,602,867	82,712
Multiple element arrangements, revenue allocation	If the estimated selling price for recurring services increased (or decreased) by 1%, the revenue allocated to this revenue element would increase (decrease) by 0.1% to 0.7%.
Other service fees as percentage of total net revenue																	0.63%	0.48%	6.20%	0.87%
Business tax and related surcharges																																										5.35%							5.70%
Government subsidies	$ 14,792,142	$ 5,323,670	$ 4,295,029
General reserve percentage of total loan receivable balance																																								1.00%
Loan loss provision rate					2.00%	25.00%	50.00%	100.00%